Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2022
Summary of Maximum Potential Amount of Future Payments under Guarantees
The MHFG Group, when necessary, requires collateral such as cash, investment securities and real estate or third-party guarantees depending on the amount of credit risk involved, and employs means such as sub-participation
to reduce the credit risk associated with guarantees. The maximum exposure or notional amount below does not represent the expected losses from the execution of the guarantees.

2021	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years

	(in billions of yen)
Performance guarantees	2,730	1,662	882	186
Guarantees on loans	348	242	84	22
Guarantees on securities	79	23	56	—
Other guarantees	2,390	1,913	348	129
Guarantees for the repayment of trust principal	28	—	13	15
Liabilities of trust accounts	480	61	235	184
Derivative financial instruments	23,933	8,821	12,048	3,064

2022	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years

	(in billions of yen)
Performance guarantees	3,254	2,084	996	174
Guarantees on loans	419	314	42	63
Guarantees on securities	75	9	66	—
Other guarantees	2,899	2,381	451	67
Guarantees for the repayment of trust principal	22	—	9	13
Liabilities of trust accounts	478	116	199	163
Derivative financial instruments	36,484	17,110	15,721	3,653

Summary of Contractual Amounts with Regard to Undrawn Commitments
The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2021 and 2022:

	2021	2022

	(in billions of yen)
Commitments to extend credit (Note)	93,999	92,203
Commercial letters of credit	797	1,422

Total	94,796	93,625

Note:	Commitments to extend credit include commitments to invest in securities.

Schedule of Balance Sheet Information Related to operating lease
The following table presents the consolidated balance sheet information related to operating leases as of March 31, 2021 and 2022:

	2021		2022

	(in millions of yen, except for remaining lease term and discount rate)
Right-of-use assets (Note)	611,533		570,171
Lease liabilities (Note)	636,541		593,339
Weighted average:
Remaining lease term	15.6	years	15.5	years
Discount rate	0.54%		0.60%

Note:	Right-of-use assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.

Schedule of operating lease cost and supplemental cash flow information
The following table presents lease cost and supplemental information related to operating leases for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022

	(in millions of yen)
Lease cost (Note)	126,840	119,453	111,907
Right-of-use assets obtained in exchange for new lease liabilities	60,047	108,430	51,901
Operating cash flows	102,066	102,150	101,223

Note:
Lease cost for operating leases are included in Occupancy expenses on the consolidated statements of income. The Group’s variable lease costs and costs for leases with terms of twelve months or less are not significant.

Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases
The following table shows future lease payments under operating leases as of March 31, 2022:

As of March 31, 2022

(in millions of yen)
Fiscal year ending March 31:
2023	82,330
2024	60,138
2025	52,311
2026	41,991
2027	32,854
2028 and thereafter	347,734

Total lease payments	617,358

Amount representing interest	24,019

Total lease liabilities for operating leases	593,339

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Summary of Maximum Potential Amount of Future Payments under Guarantees
The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2021 and 2022:

	2021	2022

	(in billions of yen)
Investment grade	4,427	5,336
Non-investment grade	1,120	1,311

Total	5,547	6,647

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.